Summary of Restricted Stock Activity (Detail) (Restricted Stock, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Restricted Stock
Number of Shares
Beginning Balance	285	1,384	2,425
Granted	61	60	83
Vested	(194)	(866)	(1,073)
Forfeited	(62)	(293)	(51)
Ending Balance	90	285	1,384
Weighted Average Grant Date Fair Value
Beginning Balance	$ 15.91	$ 19.68	$ 21.31
Granted	$ 13.81	$ 11.52	$ 13.23
Vested	$ 16.15	$ 20.49	$ 22.78
Forfeited	$ 15.71	$ 19.24	$ 21.52
Ending Balance	$ 14.11	$ 15.91	$ 19.68